Share units (Tables)	12 Months Ended
Dec. 31, 2022
Share Units
The Company has the following restricted share units outstanding as of December 31, 2022 and December 31, 2021:

The Company has the following restricted share units outstanding as of December 31, 2022 and December 31, 2021:

	December 31, 2022	December 31, 2021

Beginning balance	2,455,697	-
Granted	2,360,513	2,493,739
Released	(42,838)	-
Forfeited	(633,918)	(38,042)
Ending balance	4,139,454	2,455,697
Vested	1,752,170	711,452